                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.       Name and Address of issuer:

         Alliance Real Estate Investment Fund, Inc.
         1345 Avenue of the Americas
         New York, NY  10105


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check
         the box but do not list series or classes):          /X/


3.       Investment Company Act File Number:

         811-07707

         Securities Act File Number:

         333-08153

4(a).    Last day of fiscal year for which this Form is filed:

         August 31, 2000

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

         /  /

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

         /  /

5.       Calculation of registration fee:

       (i)    Aggregate sale price of securities
              sold during the fiscal year pursuant
              to section 24(f):                        42,623,205


      (ii)    Aggregate price of securities
              redeemed or repurchased during the
              fiscal year:                           $125,919,253


     (iii)    Aggregate price of securities
              redeemed or repurchased during any
              prior fiscal year ending no earlier
              than October 11, 1995 that were not
              previously used to reduce
              registration fees payable to the
              Commission:                            $133,803,420


      (iv)    Total available redemption credits
              [add Items 5(ii) and 5(iii)]:          $259,722,673


       (v)    Net sales - if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                              $ -0-


      (vi)    Redemption credits available for use
              in future years - if Item 5(i) is
              less than Item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:                 $217,099,468


     (vii)    Multiplier for determining
              registration fee (See Instruction
              C.9):                                     x$.000264


    (viii)    Registration fee due [multiply Item
              5(v) by Item 5(vii)] (enter "0" if
              no fee is due):                             = $ -0-

6.       Prepaid Shares

         If the response to item 5(i) was determined
         by deducting an amount of securities that
         were registered under the Securities Act of
         1933 pursuant to rule 24e-2 as in effect
         before October 11, 1997, then report the
         amount of securities (number of shares or
         other units) deducted here:                          -0-

         If there is a number of shares or other
         units that were registered pursuant to rule
         24e-2 remaining unsold at the end of the
         fiscal year for which this form is filed
         that are available for use by the issuer in
         future fiscal years, then state that number
         here:                                                -0-


7.       Interest due - if this Form is being filed
         more than 90 days after the end of the
         issuer's fiscal year (see Instruction D):          +$N/A


8.       Total of the amount of the registration fee
         due plus any interest due [line 5(viii)
         plus line 7]:                                      =$-0-


9.       Date the registration fee and any interest
         payment was sent to the Commission's
         lockbox depository:                                  N/A

         Method of Delivery:

                   / /    Wire Transfer

                   / /    Mail or other means

                           Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title)*        /s/  Domenick Pugliese
                                  __________________________
                                       Domenick Pugliese
                                       Assistant Secretary

Date:  November 22, 2000


* Please print the name and title of the signing officer below the signature.




































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